SUPPLEMENT TO

CALVERT SOCIAL INVESTMENT FUND
Calvert Social Investment Fund Balanced Portfolio
Calvert Social Investment Fund Bond Portfolio

Statement of Additional Information dated January 31, 2006,

as revised May 17, 2006

Date of Supplement: September 1, 2006

Matt Nottingham has resigned as co-portfolio manager of each Fund. To reflect this change, the Statement of Additional Information is revised as follows:

Delete all references to Matt Nottingham under "Portfolio Manager Disclosure" on pages 33-50.